SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	2,769,000	2,113,000
Share options granted, average exercise price	$ 2.35	$ 2.58
Weighted average grant-date fair value	$ 1.35	$ 1.41
Long-term financial liability | $	$ 4,572	$ 3,877
Weighted average fair value at measurement date share options granted | $	$ 4,344	$ 2,532
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Directors, executives and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	2,769,000	2,113,000
Share options granted, average exercise price	$ 2.35	$ 2.58
Total fair value of options granted | $	$ 3,738	$ 2,979
Weighted average grant-date fair value	$ 1.35	$ 1.41
Independent directors [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Options exercise period	5 years
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	380,000	0
Weighted average fair value at measurement date share awards granted per share	$ 2.34
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	342,750	172,000
Weighted average fair value at measurement date share awards granted per share	$ 2.38	$ 2.58
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	830,000	595,000
Weighted average fair value at measurement date share awards granted per share	$ 4.25	$ 3.51
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Performance Share Units [Member] | Senior Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | shares	830,000	595,000